Investment (Tables)	6 Months Ended
Dec. 31, 2022
Investment
Summary of Company's Investment in Aqualung

Changes in the Company’s Investment in Aqualung during the period ended December 31, 2022 are summarized as follows:

Initial investment	$3,113,991
Effect of movement in foreign exchange rates	107,500
Balance, June 30, 2022	3,221,491
Effect of movement in foreign exchange rates	164,499
Balance, December 31, 2022	$3,385,990